Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, shares issued (in shares)	9,498,783	8,444,908
Common stock, shares outstanding (in shares)	9,498,783	8,444,908